United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/16

Date of Reporting Period: Quarter ended 03/31/16

Item 1.	Schedule of Investments

Federated Mortgage Core Portfolio
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.7%
		Federal National Mortgage Association ARM—0.7%
$14,754,460		3.038%, 1/1/2044 (IDENTIFIED COST $15,176,345)	$15,454,986
		AGENCY RISK TRANSFER SECURITIES—1.3%
		Structured Product (Abs)—1.3%
12,000,000		Connecticut Avenue Securities Floating Rate Note, 3.433%, 7/25/2024	10,945,061
15,671,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 2.083%, 4/25/2024	15,442,059
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $26,464,263)	26,387,120
		ASSET-BACKED SECURITIES—5.7%
		Auto Receivables—4.9%
12,000,000		AmeriCredit Automobile Receivables Trust 2014-4, Class D, 3.070%, 11/9/2020	11,923,338
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	12,869,547
7,000,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.610%, 8/8/2021	7,006,387
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,094,907
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.650%, 3/22/2021	7,331,618
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	20,113,982
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,020,892
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,705,351
		TOTAL	105,066,022
		Single Family Rental Securities—0.5%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.541%, 6/17/2031	10,960,012
		Student Loans—0.3%
4,926,097	[1,2]	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	4,972,140
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $121,541,953)	120,998,174
		COMMERCIAL MORTGAGE-BACKED SECURITIES—9.4%
		Agency Commercial Mortgage-Backed Securities—7.7%
17,843,233		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	18,732,252
16,295,000		FHLMC REMIC K050 A2, 3.334%, 8/25/2025	17,636,967
20,250,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	21,285,591
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,548,887
16,403,000	[1,2]	FREMF Mortgage Trust 2010-K6, 5.533%, 12/25/2046	17,888,101
18,950,000	[1,2]	FREMF Mortgage Trust 2011-K12, 4.492%, 1/25/2046	19,920,731
11,000,000	[1,2]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	10,935,470
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.369%, 5/25/2045	12,511,512
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.849%, 1/25/2047	7,109,738
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	14,175,742
		TOTAL	164,744,991
		Non-Agency Commercial Mortgage-Backed Securities—1.7%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.232%, 4/10/2046	22,263,899
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.491%, 7/15/2046	12,458,616
		TOTAL	34,722,515
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $197,080,881)	199,467,506
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.0%
		Government National Mortgage Association—0.8%
17,526,212		REMIC 2013-H20 FA, 1.025%, 8/20/2063	17,403,755
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—8.2%
$1,653,645		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$1,595,281
2,823,317		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,579,682
836,070		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	664,463
4,942,542	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	4,933,242
21,967,309	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	22,118,835
17,739,378	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	17,001,301
6,540,020	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	6,764,665
13,570,094	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	14,003,573
2,410,030		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,211,137
1,078,565		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.950%, 8/25/2035	993,476
4,985,656		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	5,077,948
14,792,378		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	13,958,314
14,007,244		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	13,131,250
24,532,543		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	23,238,518
16,581,437		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	16,768,854
6,456,504	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	6,646,990
19,230,311	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	19,856,125
4,075,006		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,310,032
		TOTAL	174,853,686
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $196,665,690)	192,257,441
		MORTGAGE-BACKED SECURITIES—71.4%
		Federal Home Loan Mortgage Corporation—21.5%
74,494,900		2.500%, 1/1/2031	76,547,182
65,569,706		3.000%, 3/1/2045 - 4/1/2046	67,192,590
94,079,246	[3]	3.500%, 6/1/2026 - 4/1/2046	98,740,837
106,179,239	[3]	4.000%, 2/1/2020 - 4/1/2046	113,422,713
44,331,210		4.500%, 6/1/2019 - 7/1/2041	48,100,182
32,378,677		5.000%, 7/1/2019 - 5/1/2041	35,643,038
11,977,675		5.500%, 3/1/2021 - 5/1/2040	13,386,331
1,366,359		6.000%, 7/1/2029 - 9/1/2037	1,558,751
2,092,919		6.500%, 9/1/2016 - 4/1/2038	2,446,284
598,326		7.000%, 10/1/2020 - 9/1/2037	710,293
207,303		7.500%, 8/1/2029 - 5/1/2031	249,006
248,801		8.000%, 3/1/2030 - 3/1/2031	306,093
5,702		8.500%, 9/1/2025	6,859
34		9.500%, 4/1/2021	35
		TOTAL	458,310,194
		Federal National Mortgage Association—32.1%
23,328,848	[3]	2.500%, 1/1/2030 - 4/1/2031	23,979,545
93,363,897	[3]	3.000%, 10/1/2027 - 3/1/2046	96,609,132
213,806,114		3.500%, 11/1/2025 - 11/1/2045	225,731,232
164,750,833		4.000%, 12/1/2025 - 5/1/2044	177,406,710
96,675,704		4.500%, 12/1/2019 - 6/1/2044	105,675,296
18,932,405		5.000%, 5/1/2023 - 10/1/2041	20,915,387
15,173,622		5.500%, 7/1/2016 - 4/1/2041	17,096,855
9,341,433		6.000%, 6/1/2016 - 2/1/2039	10,783,091
2,456,393		6.500%, 11/1/2016 - 10/1/2038	2,875,676
2,232,647		7.000%, 7/1/2023 - 6/1/2037	2,648,110
206,289		7.500%, 1/1/2030 - 6/1/2033	248,378
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$28,136		8.000%, 7/1/2023 - 3/1/2030	$33,529
1,538		9.000%, 11/1/2021 - 6/1/2025	1,793
		TOTAL	684,004,734
		Government National Mortgage Association—17.8%
34,778,380	[3]	3.000%, 11/20/2045 - 4/20/2046	36,057,639
221,818,117	[3]	3.500%, 12/15/2040 - 4/20/2046	234,515,813
44,492,397		4.000%, 9/15/2040 - 12/20/2044	47,685,233
30,464,660		4.500%, 1/15/2039 - 11/15/2043	33,057,807
20,171,647		5.000%, 1/15/2039 - 7/15/2040	22,493,880
3,037,542		5.500%, 12/15/2038 - 2/15/2039	3,401,704
1,088,583		6.000%, 10/15/2028 - 6/15/2037	1,254,947
264,779		6.500%, 10/15/2028 - 2/15/2032	312,731
481,428		7.000%, 11/15/2027 - 12/15/2031	578,260
173,403		7.500%, 7/15/2029 - 1/15/2031	210,630
259,135		8.000%, 1/15/2022 - 11/15/2030	319,362
11,240		8.500%, 3/15/2022 - 5/15/2029	13,161
1,062		9.500%, 10/15/2020	1,203
		TOTAL	379,902,370
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,481,068,486)	1,522,217,298
		REPURCHASE AGREEMENTS—18.3%
241,172,000	[4]	Interest in $550,000,000 joint repurchase agreement 0.31%, dated 3/31/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $550,004,736 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying securities was $566,504,878.	241,172,000
149,610,000	[4]	Interest in $1,000,000,000 joint repurchase agreement 0.30%, dated 3/31/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,008,333 on 4/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,020,008,548.	149,610,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	390,782,000
		TOTAL INVESTMENTS—115.8% (IDENTIFIED COST $2,428,779,618)[5]	2,467,564,525
		OTHER ASSETS AND LIABILITIES - NET—(15.8)%[6]	(335,835,393)
		TOTAL NET ASSETS—100%	$2,131,729,132
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $224,520,692, which represented 10.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $224,520,692, which represented 10.5% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	At March 31, 2016, the cost of investments for federal tax purposes was $2,428,779,618. The net unrealized appreciation of investments for federal tax purposes was $38,784,907. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,423,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,638,336.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2016
The average notional value of short futures contracts held by the Fund throughout the period was $4,721,484. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
4
High Yield Bond Portfolio
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.5%
		Aerospace/Defense—0.9%
$3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	$3,200,400
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,052,500
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	8,861,063
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,462,470
1,625,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,594,531
		TOTAL	19,170,964
		Automotive—4.1%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,211,500
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,300,312
4,025,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	4,427,500
1,050,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,088,063
11,475,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	9,868,500
3,825,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	3,930,187
7,350,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,651,750
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,972,937
5,525,000		Lear Corp., 5.25%, 1/15/2025	5,773,625
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,854,438
7,525,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	7,487,375
4,175,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	4,028,875
2,575,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	2,632,938
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	787,500
8,825,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	9,641,312
2,525,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	2,607,063
2,725,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	2,752,250
850,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	877,625
8,525,000	[3,4]	UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	1,683,688
5,350,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	5,343,312
		TOTAL	91,920,750
		Building Materials—2.6%
1,325,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	1,397,875
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,515,225
6,975,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	7,219,125
900,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	938,250
2,300,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	2,449,500
2,975,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,160,938
2,300,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,423,625
1,800,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	1,854,000
2,025,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,159,156
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,758,750
5,700,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	6,027,750
9,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	9,643,125
9,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	9,637,000
1,175,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	1,233,750
2,100,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	2,191,875
		TOTAL	56,609,944

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—6.4%
$5,100,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	$5,049,000
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	2,271,500
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,694,000
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,539,000
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,141,125
2,125,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	2,204,688
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,382,812
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,360,875
3,175,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,246,437
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,400,625
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,270,267
2,125,000		DISH DBS Corp., 5.00%, 3/15/2023	1,896,563
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	11,447,500
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,541,000
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	1,527,625
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	1,898,438
8,300,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	4,482,000
2,450,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	2,529,625
9,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	5,862,375
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,504,000
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,879,875
11,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	12,455,625
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,930,607
6,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	6,649,750
6,950,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,312,707
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,315,000
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,954,875
2,550,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	2,623,312
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,443,422
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,763,625
4,275,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,467,375
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	812,000
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,165,625
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,434,781
		TOTAL	141,458,034
		Chemicals—2.6%
4,675,000		Ashland, Inc., 4.75%, 8/15/2022	4,768,500
4,450,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	4,498,950
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,094,375
5,875,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	6,242,187
4,175,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	3,861,875
3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,672,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,658,000
1,550,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,542,250
8,075,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	7,873,125
14,050,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	11,924,937
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,850,438
2,375,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,484,844
		TOTAL	58,471,481

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—0.5%
$462,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	$485,100
2,600,000		United Rentals, Inc., 4.625%, 7/15/2023	2,593,500
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,381,875
925,000		United Rentals, Inc., 7.375%, 5/15/2020	968,359
5,575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	5,526,219
		TOTAL	10,955,053
		Consumer Cyclical Services—1.3%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,979,375
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	3,661,875
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	10,067,625
2,875,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	2,993,594
2,575,000	[1,2]	Manitowoc Foodservice, Inc., Sr. Note, Series 144A, 9.50%, 2/15/2024	2,819,625
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,460,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,757,250
		TOTAL	28,739,344
		Consumer Products—3.0%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,403,085
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	4,567,750
10,025,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	9,724,250
8,150,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	8,435,250
7,975,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	8,114,562
3,250,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,404,375
4,400,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	4,697,000
2,550,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,734,875
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,731,750
4,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,341,563
		TOTAL	67,154,460
		Diversified Manufacturing—1.8%
2,875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	2,788,750
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,525,312
8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	7,299,688
6,575,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	5,227,125
5,100,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,717,500
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	10,429,125
		TOTAL	39,987,500
		Financial Institutions—4.3%
3,875,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	3,974,277
1,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,484,438
4,050,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	4,201,875
3,600,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,762,000
4,225,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	4,151,062
1,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,371,563
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,359,500
4,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,734,000
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,527,688
1,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,813,500
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,829,250
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,400,469
2,050,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	2,065,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$12,275,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	$12,121,562
6,050,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,626,500
725,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	754,000
6,875,000		International Lease Finance Corp., 4.625%, 4/15/2021	7,064,062
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,920,656
750,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	641,250
2,650,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,280,643
13,325,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,991,875
		TOTAL	95,075,545
		Food & Beverage—3.4%
15,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	14,670,750
8,050,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	8,306,594
1,725,000		Aramark Services, Inc., Sr. Unsecd. Note, Series WI, 5.125%, 1/15/2024	1,822,031
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,859,312
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	11,165,000
650,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2024	680,875
3,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	3,528,000
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	8,980,000
4,700,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	5,017,250
1,175,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	1,222,000
1,350,000	[1,2]	TreeHouse Foods, Inc., Series 144A, 6.00%, 2/15/2024	1,437,750
16,675,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	17,196,094
		TOTAL	75,885,656
		Gaming—4.2%
3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,162,000
1,025,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,068,563
6,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	7,276,000
5,025,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	3,668,250
3,325,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	3,341,625
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	10,130,562
4,375,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	4,755,625
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,955,094
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,467,500
10,250,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	10,250,000
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,720,594
2,075,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,287,687
4,194,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	4,340,790
12,325,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,417,437
3,730,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,860,550
8,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,771,500
		TOTAL	93,473,777
		Health Care—10.5%
1,275,000	[1,2]	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2024	1,329,188
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	7,987,687
9,325,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	9,639,719
13,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	12,342,000
5,425,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,519,937
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,183,500
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,769,234

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$5,150,000		Emdeon, Inc., 11.00%, 12/31/2019	$5,465,438
3,175,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	3,103,563
10,225,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	10,429,500
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,395,000
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,179,391
2,250,000		HCA, Inc., 5.25%, 6/15/2026	2,311,875
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,426,500
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,273,728
10,650,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	12,104,449
8,200,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,466,500
3,700,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	3,848,000
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	8,698,219
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,784,660
5,650,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	5,918,375
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,485,563
14,650,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	15,272,625
18,800,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	14,241,000
10,650,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,650,000
7,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	7,619,062
3,950,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	4,236,375
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,317,719
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,422,465
6,850,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	6,901,375
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	5,151,000
4,625,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,451,563
5,800,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	6,220,500
8,025,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	8,598,787
		TOTAL	231,744,497
		Independent Energy—4.5%
5,725,000		Antero Resources Corp., 6.00%, 12/1/2020	5,467,375
3,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	2,843,750
1,475,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,364,375
2,675,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,467,687
2,100,000		Approach Resources, Inc., 7.00%, 6/15/2021	1,008,000
2,525,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	265,125
9,050,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	2,058,875
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	398,813
8,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	8,062,500
2,250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	435,938
1,075,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	206,938
3,100,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	1,069,500
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,287,000
2,350,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	928,250
3,025,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,544,781
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	745,938
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	1,969,312
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,092,750
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	634,500
3,625,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	1,846,484

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$750,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	$701,250
6,525,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	6,557,625
3,825,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	2,730,094
2,850,000		Laredo Petroleum, 5.625%, 1/15/2022	2,394,000
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,179,500
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,720,719
8,575,000		Legacy Reserves, 6.625%, 12/1/2021	1,672,125
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	243,000
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	221,375
3,525,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	415,351
3,775,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,557,937
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	559,625
7,600,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	4,845,000
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,893,375
1,350,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,005,750
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,371,125
1,175,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,177,937
4,600,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	4,577,000
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	1,041,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,385,312
5,053,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	4,446,640
6,175,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	5,403,125
775,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	682,000
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,990,937
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,731,733
1,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	840,125
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	78,469
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	440,297
1,525,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	190,625
1,275,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	854,250
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	5,783,500
		TOTAL	100,388,692
		Industrial - Other—2.0%
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,782,250
1,050,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,065,750
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,328,000
6,725,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,792,250
5,775,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,486,250
7,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	6,573,000
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,329,500
7,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	4,404,187
		TOTAL	44,761,187
		Leisure—0.7%
2,600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	2,710,500
1,600,000		Cinemark USA, Inc., 5.125%, 12/15/2022	1,646,000
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	837,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,646,000
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,872,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$4,075,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	$4,207,438
		TOTAL	15,918,938
		Lodging—0.1%
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,207,313
		Media Entertainment—7.0%
3,800,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,823,750
1,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	1,851,750
3,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,370,125
4,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,420,406
8,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,967,500
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,556,250
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,256,000
11,550,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	11,550,000
3,725,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,434,125
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	8,424,000
6,200,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,463,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,173,687
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	749,469
8,675,000		Gray Television, Inc., 7.50%, 10/1/2020	9,195,500
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	3,084,579
825,000	[1,2]	Lamar Media Corp., Sr. Secd. Note, Series 144A, 5.75%, 2/1/2026	868,313
2,525,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,645,695
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,316,438
125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	130,781
8,150,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	8,302,812
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	6,009,938
10,725,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	11,046,750
2,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	2,090,000
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,241,750
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	4,019,250
11,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	11,993,750
500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	526,250
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,601,437
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	5,895,313
8,525,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	8,333,187
		TOTAL	154,342,305
		Metals & Mining—1.0%
9,200,000		ArcelorMittal SA, 6.125%, 6/1/2025	8,556,000
6,375,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,936,563
1,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,827,000
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	856,375
5,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,912,375
3,525,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,621,500
		TOTAL	22,709,813
		Midstream—6.0%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	5,001,459
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	786,892
600,000		AmeriGas Partners LP, 6.50%, 5/20/2021	612,000
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	523,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$4,000,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	$3,350,000
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,394,683
1,950,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,472,250
6,325,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	4,727,937
12,700,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	10,922,000
4,175,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	3,684,438
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	2,922,938
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,578,125
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	5,147,837
4,550,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,527,250
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,397,313
3,825,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,887,833
3,025,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	2,781,091
3,950,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	3,649,642
1,900,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	1,736,300
4,400,000	[1,2]	MPLX LP, Series 144A, 5.50%, 2/15/2023	4,266,548
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,480,735
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	800,325
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,430,285
4,475,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 11/15/2023	2,931,125
8,425,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	5,707,937
7,825,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	7,560,906
6,125,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	5,864,687
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,603,813
2,400,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,364,000
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	6,014,000
4,401,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,500,023
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,224,000
6,250,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	4,468,750
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	513,500
1,450,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	1,283,250
3,525,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	3,278,250
3,636,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	3,622,365
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,291,375
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	399,000
500,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	500,000
5,150,000		Western Refining Logistics LP / WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	4,609,250
		TOTAL	133,817,362
		Oil Field Services—0.1%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,283,750
		Packaging—6.2%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,023,437
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	298,313
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,376,500
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	418,202
3,625,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,461,875
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,190,078
5,375,000		Ball Corp., 4.00%, 11/15/2023	5,314,531
6,075,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	6,401,531

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$5,375,000		Berry Plastics Corp., 5.125%, 7/15/2023	$5,455,625
11,425,000		Berry Plastics Corp., 5.50%, 5/15/2022	11,753,469
1,550,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	1,631,375
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	10,388,562
2,600,000		Crown Americas LLC, 4.50%, 1/15/2023	2,665,000
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,547,813
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,542,500
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,642,344
3,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	3,392,187
3,750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,949,219
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,702,031
7,800,000		Reynolds Group, 8.25%, 2/15/2021	8,009,820
1,800,000		Reynolds Group, 9.875%, 8/15/2019	1,864,125
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,549,375
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	3,105,156
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,975,000
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,809,469
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	11,421,875
		TOTAL	136,889,412
		Paper—0.4%
2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,061,313
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,536,375
		TOTAL	9,597,688
		Pharmaceuticals—3.2%
1,925,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	1,708,438
1,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	1,101,125
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	6,668,187
5,825,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	5,511,906
7,200,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	7,434,000
15,900,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,365,870
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,177,500
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	4,805,625
3,750,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,328,125
3,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,737,500
4,025,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	3,189,813
5,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	4,819,190
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,732,500
7,300,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	5,757,875
5,150,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	3,978,375
		TOTAL	70,316,029
		Refining—0.4%
4,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,562,125
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,221,250
		TOTAL	9,783,375
		Restaurants—1.0%
1,550,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	1,581,000
13,525,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	14,099,813
5,600,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	5,810,000
		TOTAL	21,490,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—1.9%
$12,300,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	$13,068,750
3,420,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	2,753,100
900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	832,500
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,488,375
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	846,238
8,025,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	8,426,250
5,725,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	4,440,424
7,500,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	7,978,125
1,150,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,230,500
		TOTAL	41,064,262
		Technology—10.0%
4,025,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	2,656,500
2,700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,863,000
13,900,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	10,077,500
4,900,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	3,981,250
9,275,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	9,604,262
2,500,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	2,651,550
1,475,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	1,500,813
7,050,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	7,296,750
5,700,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,814,000
4,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,018,062
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	8,091,344
3,450,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	3,549,188
24,000,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	24,087,600
2,500,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,534,375
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	11,024,125
14,700,000		Infor US, Inc., 6.50%, 5/15/2022	13,450,500
1,975,000		Iron Mountain, Inc., 5.75%, 8/15/2024	2,034,250
1,775,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2020	1,878,838
10,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,748,500
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	5,023,125
975,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	795,234
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,660,500
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	3,989,125
4,150,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	4,575,375
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,243,500
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,019,969
4,250,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	4,228,750
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,847,250
8,650,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	8,817,594
5,925,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	6,221,250
5,300,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	5,530,221
1,150,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,175,760
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,491,406
1,300,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,078,775
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	939,209
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,739,844
4,125,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	4,176,562
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,391,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,425,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	$6,473,187
8,800,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,092,000
4,675,000		Verisign, Inc., 4.625%, 5/1/2023	4,745,125
800,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	810,000
8,875,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	9,673,750
		TOTAL	220,600,918
		Transportation Services—0.8%
1,425,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	1,387,594
2,800,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,814,000
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	5,954,625
4,575,000		Hertz Corp., 5.875%, 10/15/2020	4,677,937
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,135,679
		TOTAL	16,969,835
		Utility - Electric—1.3%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	9,444,750
500,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	529,063
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,136,375
66,038	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	66,534
3,125,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,882,812
3,200,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	3,416,000
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,695,938
2,625,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	2,461,751
5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	4,197,250
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	2,099,875
		TOTAL	28,930,348
		Wireless Communications—4.6%
8,025,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,937,367
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	6,312,000
3,700,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,330,000
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,723,875
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,642,675
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,691,875
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	341,250
5,775,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,659,500
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,263,438
15,725,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	11,557,875
1,525,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	1,605,063
5,575,000		Sprint Corp., 7.125%, 6/15/2024	4,167,313
10,000,000		Sprint Corp., 7.875%, 9/15/2023	7,675,000
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,442,125
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,871,375
1,100,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,160,280
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,309,312
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,673,750
4,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,598,062
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	5,721,375
4,575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	4,775,156
		TOTAL	102,458,666

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—0.7%
$3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	$3,467,250
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,373,963
500,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	505,000
6,350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	6,453,187
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,286,250
1,750,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	1,776,250
		TOTAL	15,861,900
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,314,782,445)	2,159,039,611
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	71,565
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,961)	71,565
		INVESTMENT COMPANY—1.0%
22,838,191	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[8] (AT NET ASSET VALUE)	22,838,191
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $2,338,041,597)[9]	2,181,949,367
		OTHER ASSETS AND LIABILITIES - NET—1.5%[10]	33,516,078
		TOTAL NET ASSETS—100%	$2,215,465,445
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2016, these restricted securities amounted to $1,086,631,937, which represented 49.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2016, these liquid restricted securities amounted to $1,086,565,403, which represented 49.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at March 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$60,295	$66,534
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	At March 31, 2016, the cost of investments for federal tax purposes was $2,343,046,734. The net unrealized depreciation of investments for federal tax purposes was $161,097,367. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,421,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $198,519,039.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,159,039,611	$0	$2,159,039,611
Equity Securities:
Common Stocks
International	—	—	71,565	71,565
Investment Company	22,838,191	—	—	22,838,191
TOTAL SECURITIES	$22,838,191	$2,159,039,611	$71,565	$2,181,949,367
The following acronym is used throughout this portfolio:
GTD—Guaranteed

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017